Spectrum Income Fund
Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns -	1 Year	5 Years	10 Years
Spectrum Income Fund	9.68%	6.58%	6.90%
Spectrum Income Fund Returns after taxes on distributions	7.96%	4.75%	5.05%
Spectrum Income Fund Returns after taxes on distributions and sale of fund shares	6.31%	4.59%	4.87%
Spectrum Income Fund Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Spectrum Income Fund Lipper General Bond Funds Average	6.76%	4.50%	6.53%